Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2018	2017	2016
Current:
Federal	$1,454,049	$1,500,337	$1,022,082
State	202,292	209,396	191,999
Total Current Tax Expense	1,656,341	1,709,733	1,214,081
Deferred:
Federal	(79,034)	736,390	696,638
State	(7,781)	(10,663)	9,761
Total Deferred Tax Expense	(86,815)	725,727	706,399
Total Income Tax Expense	$1,569,526	$2,435,460	$1,920,480

Income tax reconciliation
The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at Statutory Income Tax Rate	$1,843,117	$2,840,292	$2,667,347
State Tax and Other	157,417	44,764	153,236
Tax Exempt Interest	(338,497)	(730,477)	(732,087)
Life Insurance	(113,400)	(394,445)	(179,520)
Valuation Allowance	20,889	69,133	11,504
Impact of Federal Rate Change on Deferred Taxes	—	606,193	—
Total Income Tax Expense	$1,569,526	$2,435,460	$1,920,480

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 are presented below. Net deferred tax assets were included in other assets at December 31, 2018 and 2017.

	December 31,
	2018	2017
Deferred Tax Assets:
Deferred Compensation	$498,764	$434,881
Provision for Loan Losses	1,978,481	1,769,574
Other Real Estate Owned	18,283	23,676
Net Fees Deferred for Financial Reporting	73,892	69,000
Net Operating Losses	333,301	312,412
Other	240,724	253,731
Total Gross Deferred Tax Assets	3,143,445	2,863,274
Less: Valuation Allowance	(333,301)	(312,412)
Net Deferred Tax Assets	2,810,144	2,550,862
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	71,717	71,621
Depreciation	507,601	345,462
Prepaid Expenses	36,837	26,605
Unrealized Loss on Securities Available for Sale	10,487	1,182,967
Total Gross Deferred Tax Liability	626,642	1,626,655
Net Deferred Tax Asset	$2,183,502	$924,207